As filed with the Securities and Exchange Commission on March 1, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.6%
	Advertising - 1.2%
68,400	Omnicom Group, Inc.	$7,150,536
	Asset Management - 1.1%
56,300	Franklin Resources, Inc.	6,202,571
	Biotechnology - 3.5%
320,000	Gilead Sciences, Inc.*	20,777,600
	Broadcast Media - 2.1%
584,200	News Corp. - Class A	12,548,616
	Chemicals - Specialty - 2.1%
212,400	Praxair, Inc.	12,601,692
	Computer Hardware - 2.0%
911,800	EMC Corp.*	12,035,760
	Computer Software & Services - 10.6%
295,900	Adobe Systems, Inc.*	12,167,408
865,800	Microsoft Corp.	25,852,788
1,416,000	Oracle Corp.*	24,270,240
		62,290,436
	Computer-Networking - 3.6%
780,700	Cisco Systems, Inc.*	21,336,531
	Conglomerates - 2.8%
263,500	United Technologies Corp.	16,474,020
	Consumer Goods/Services - 3.6%
333,600	Procter & Gamble Co.	21,440,472
	Defense - 10.7%
317,300	General Dynamics Corp.	23,591,255
308,000	Lockheed Martin Corp.	28,357,560
174,800	Rockwell Collins, Inc.	11,063,092
		63,011,907
	Drugs - Proprietary - 2.2%
133,100	AstraZeneca PLC - ADR	7,127,505
105,100	Novartis AG - ADR	6,036,944
		13,164,449
	Energy/Integrated - 4.6%
352,200	Exxon Mobil Corp.	26,989,086
	Energy/Oil Service - 3.2%
296,600	Schlumberger Ltd.+	18,733,256
	Finance/Banks - 2.3%
219,500	UBS AG+	13,242,435
	Financial Services - Diversified - 3.2%
309,200	American Express Co.	18,759,164
	Health Care Products - 4.1%
368,200	Johnson & Johnson	24,308,564
	Hotel/Motel - 3.3%
403,500	Marriott International, Inc. - Class A	19,255,020
	Household Products - 2.2%
195,500	Colgate-Palmolive Co.	12,754,420
	Insurance - Life - 4.6%
146,900	Lincoln National Corp.	9,754,160
289,500	Metlife, Inc.	17,083,395
		26,837,555
	Insurance - Property/Casualty/Title - 2.0%
165,900	American International Group, Inc.	11,888,394
	Leisure Time - 3.7%
630,700	Walt Disney Co.	21,614,089
	Machinery - 5.0%
292,300	Danaher Corp.	21,174,212
130,700	PACCAR, Inc.	8,482,430
		29,656,642
	Medical Products - 1.0%
109,800	Stryker Corp.	6,051,078
	Medical Supplies - 1.6%
137,900	Becton, Dickinson & Co.	9,673,685
	Restaurants - 3.6%
482,800	McDonald's Corp.	21,402,524
	Retail - Department Stores - 6.6%
276,000	J.C. Penney Co., Inc.	21,351,360
259,600	Kohl's Corp.*	17,764,428
		39,115,788
	Wireless Telecommunication - 3.1%
398,400	America Movil SA de CV - ADR	18,015,648
	TOTAL COMMON STOCKS (Cost $528,822,894)	587,331,938

	SHORT-TERM INVESTMENTS - 0.5%
2,769,408	Vanguard Admiral Treasury Money Market Fund	2,769,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,769,408)	2,769,408
	Total Investments in Securities (Cost $531,592,302) - 100.1%	590,101,346
	Liabilities in Excess of Other Assets - (0.1%)	(821,678)
	NET ASSETS - 100.0%	$589,279,668

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2006 was as follows**:

Cost of investments	$531,639,385
Gross unrealized appreciation	$61,610,652
Gross unrealized depreciation	-3,148,691
Net unrealized appreciation	$58,461,961

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Apparel - 5.4%
13,200	Phillips-Van Heusen Corp.	$662,244
10,200	VF Corp.	837,216
		1,499,460
	Asset Management - 4.9%
10,900	Nuveen Investments, Inc. - Class A	565,492
13,100	SEI Investments Co.	780,236
		1,345,728
	Chemicals - 2.0%
7,900	Albemarle Corp.	567,220
	Chemicals - Specialty - 3.2%
21,900	Airgas, Inc.	887,388
	Computer - Peripherals - 1.8%
17,100	Logitech International S. A.*+	488,889
	Computer Hardware - 1.5%
21,000	Western Digital Corp.*	429,660
	Computer Software & Services - 7.9%
21,600	Amdocs Ltd.*+	837,000
7,200	Cognizant Technology Solutions Corp.*	555,552
25,900	Intuit Inc.*	790,209
		2,182,761
	Defense - 3.5%
15,300	Rockwell Collins, Inc.	968,337
	Drugs - Proprietary - 2.5%
13,700	Forest Laboratories, Inc. - Class A*	693,220
	Educational Services - 2.4%
9,800	ITT Educational Services, Inc.*	650,426
	Electrical Components - 3.4%
9,300	Thomas & Betts Corp.*	439,704
8,400	WESCO International, Inc.*	494,004
		933,708
	Electrical Equipment - 3.8%
20,700	Ametek, Inc.	659,088
7,300	Anixter International, Inc.*	396,390
		1,055,478
	Energy/Oil & Gas Exploration & Production - 2.3%
13,100	Chesapeake Energy Corp.	380,555
9,200	Range Resources Corp.	252,632
		633,187
	Energy/Oil Service - 2.2%
12,100	ENSCO International, Inc.	605,726
	Finance/Banks - 3.2%
28,600	Synovus Financial Corp.	881,738
	Financial Services - Miscellaneous - 1.2%
6,150	First Marblehead Corp.	336,098
	Health Care Benefits - 3.3%
13,300	WellCare Health Plans, Inc.*	916,370
	Health Care Services - 3.3%
12,300	Laboratory Corporation of America Holdings*	903,681
	Household Products - 2.0%
13,000	Church & Dwight Co., Inc.	554,450
	Information Services - 2.4%
10,800	Alliance Data Systems Corp.*	674,676
	Internet Retail - 1.8%
11,400	Priceline.com, Inc.*	497,154
	IT Distributors - 2.6%
10,100	CDW Corp.	710,232
	Office Equipment - 2.3%
36,900	Xerox Corp.*	625,455
	Railroad - 1.5%
12,100	CSX Corp.	416,603
	Real Estate Investment Trusts (REITs) - 4.6%
8,500	Entertainment Properties Trust	496,740
18,200	Ventas, Inc.	770,224
		1,266,964
	Restaurants - 4.5%
16,900	Darden Restaurants, Inc.	678,873
23,500	Sonic Corp.*	562,825
		1,241,698
	Retail - Apparel - 4.8%
15,750	American Eagle Outfitters, Inc.	491,557
28,800	TJX Companies, Inc.	821,376
		1,312,933
	Retail - Department Store - 3.1%
17,100	Nordstrom, Inc.	843,714
	Retail - Specialty - 2.7%
19,700	Office Depot, Inc.*	751,949
	Service Companies - 3.8%
13,800	Stericycle, Inc.*	1,041,900
	Utilities - Electric/Gas - 2.5%
14,600	Energen Corp.	685,324
	TOTAL COMMON STOCKS (Cost $24,732,569)	26,602,127

	SHORT-TERM INVESTMENTS - 3.9%
1,076,291	Vanguard Admiral Treasury Money Market Fund	1,076,291
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,076,291)	1,076,291
	Total Investments in Securities (Cost $25,808,860) - 100.3%	27,678,418
	Liabilities in Excess of Other Assets - (0.3)%	(91,378)
	NET ASSETS - 100.0%	$27,587,040

* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2006 was as follows**:

Cost of investments	$25,808,860
Gross unrealized appreciation	$2,196,542
Gross unrealized depreciation	-326,984
Net unrealized appreciation	$1,869,558

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/23/2007

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 2/21/2007

* Print the name and title of each signing officer under his or her signature.